Expenses (Tables)	12 Months Ended
Jun. 30, 2018
Material Income And Expense [Abstract]
Summary of Expenses

Loss before income tax includes the following specific expenses:

Depreciation
Leasehold improvements	25	53	205
Plant and equipment	169	164	85
Total depreciation	194	217	290

Research and development
Project expenses	6,219	6,456	12,240
Other IP related expenses	671	469	1,047
Total research and development	6,890	6,925	13,287

Employee benefits expense
Defined contribution superannuation expense	241	240	280
Employee benefits expense excluding superannuation	4,853	4,775	6,003
	5,094	5,015	6,283
Rental expense relating to operating leases
Minimum lease payments	384	376	265